TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and

Statement of Additional Information

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Transamerica International

The following information supplements and amends information concerning Transamerica International:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica International effective on or about July 31, 2014.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about July 31, 2014, Transamerica International is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about July 31, 2014, references to Transamerica International are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Real Return TIPS

The following information supplements and amends information concerning Transamerica Real Return TIPS:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Real Return TIPS effective on or about July 31, 2014.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about July 31, 2014, Transamerica Real Return TIPS is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about July 31, 2014, references to Transamerica Real Return TIPS are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Select Equity

The following information supplements and amends information concerning Transamerica Select Equity:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Select Equity effective on or about July 31, 2014.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about July 31, 2014, Transamerica Select Equity is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about July 31, 2014, references to Transamerica Select Equity are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Value

The following information supplements and amends information concerning Transamerica Value:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Value effective on or about July 31, 2014.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about July 31, 2014, Transamerica Value is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about July 31, 2014, references to Transamerica Value are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Investors Should Retain this Supplement for Future Reference

March 27, 2014